Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31, 2013	December 31, 2014

Prepaid expenses	218,420	192,379
Staff advances and other receivables	54,254	186,950
Advances to suppliers	113,293	111,026
	385,967	490,355